Financial income and expenses	12 Months Ended
Dec. 31, 2017
Financial income and expenses
Financial income and expenses

11. Financial income and expenses

EURm	2017	2016	2015
Continuing operations
Interest income on investments and loans receivable	35	84	31
Net interest expense on derivatives not under hedge accounting	–	(18)	(4)
Interest expense on financial liabilities carried at amortized cost(1)	(472)	(234)	(135)
Net interest expense on defined benefit pensions (Note 27)	(37)	(65)	(9)
Net realized (losses)/gains on disposal of fixed income available-for-sale financial investments(2)	(33)	15	2
Net fair value (losses)/gains on investments at fair value through profit and loss	–	(18)	(2)
Net gains/(losses) on other derivatives designated at fair value through profit and loss	–	21	(5)
Net fair value gains on hedged items under fair value hedge accounting	42	11	7
Net fair value losses on hedging instruments under fair value hedge accounting	(23)	(15)	(12)
Net foreign exchange losses	(157)	(9)	(76)
Other financial income(3)	172	85	31
Other financial expenses(4)	(64)	(144)	(14)
Total	(537)	(287)	(186)

(1)

In 2017, interest expense includes one-time charges of EUR 220 million related to the Group’s tender offer to purchase USD 300 million 6.50% notes due January 15, 2028, USD 1 360 million 6.45% notes due March 15, 2029, EUR 500 million 6.75% notes due February 4, 2019 and USD 1 000 million  5.375% notes due May 15, 2019 as well as an interest expense of EUR 69 million related to a change in uncertain tax positions. In 2016, interest expense included one-time charges of EUR 41 million, primarily related to the redemption of Nokia of America Corporation USD 650 million 4.625% notes due July 2017, USD 500 million 8.875% notes due January 2020 and USD 700 million 6.750% notes due November 2020.

(2)	In 2017, includes a one-time charge of EUR 32 million related to the sale of certain financial assets.
(3)

In 2017, includes distributions of EUR 80 million (EUR 66 million in 2016 and EUR 25 million in 2015) from private venture funds held as non-current available-for-sale investments as well as income of EUR 64 million due to a change in the fair value of the financial liability related to Nokia Shanghai Bell. Refer to Note 33, Significant partly-owned subsidiaries.

(4)	In 2017, includes impairments of EUR 34 million (EUR 108 million in 2016) related to private venture funds held as non-current available-for-sale investments. Refer to Note 16, Impairment.